Borrowings (Details 2) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		$ 201,064	$ 182,964
Subtotal floating-rate borrowings		111,448	138,474
Total borrowings as per analysis		312,512	321,438
Finance leases obligations		16	25
Total borrowings as per Statement of Financial Position	[1]	312,528	321,463	$ 260,661
Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		407	1,632
Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		157,835	125,524
Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		42,822	55,808
Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings		623	1,795
Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings		109,263	134,124
Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings		1,562	2,555
Argentina, Pesos [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		34,506	37,768
Subtotal floating-rate borrowings		2,185	1,795
Total borrowings as per analysis		36,691	39,563
Finance leases obligations		16	25
Total borrowings as per Statement of Financial Position		36,707	39,588
Argentina, Pesos [Member] | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		407	1,632
Argentina, Pesos [Member] | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Argentina, Pesos [Member] | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		34,099	36,136
Argentina, Pesos [Member] | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings		623	1,795
Argentina, Pesos [Member] | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
Argentina, Pesos [Member] | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings		1,562
UYU
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		315	579
Subtotal floating-rate borrowings
Total borrowings as per analysis		315	579
Finance leases obligations
Total borrowings as per Statement of Financial Position		315	579
UYU | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		315	579
UYU | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
UYU | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
ILS
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		166,158	144,617
Subtotal floating-rate borrowings		109,263	136,679
Total borrowings as per analysis		275,421	281,296
Finance leases obligations
Total borrowings as per Statement of Financial Position		275,421	281,296
ILS | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
ILS | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		157,835	125,524
ILS | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		8,323	19,093
ILS | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
ILS | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings		109,263	134,124
ILS | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings			$ 2,555
USD
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		85
Subtotal floating-rate borrowings
Total borrowings as per analysis		85
Finance leases obligations
Total borrowings as per Statement of Financial Position		85
USD | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
USD | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
USD | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings		85
USD | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
USD | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings
USD | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal floating-rate borrowings

[1]	Includes Ps. 275,422 and Ps. 281,293 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.